EFFECTIVE INTEREST RATE, OUTSTANDING MORTGAGE DEBT AND BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Effective Interest Rate, Outstanding Mortgage Debt And Bank Loans [Abstract]
Schedule of effective interest rate, outstanding mortgage debt and bank loans
		2017			2016			2015
USDm	Fixed/ floating	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾
LOAN
DSF Facility 1 (USD)	Floating	2021	5.4%	74.3	2019	4.6%	109.4	2019	4,1%	125.7
TFA Facility 1 (USD)	Floating	2021	5.0%	400.8	2021	4.6%	470.0	2021	4.3%	548.9
DSF Facility 3 (USD)	Floating	2021	5.0%	56.5	2021	4.6%	62.2	2021	4,4%	66.6
DSF Facility 4 (USD)	Floating	2022	5.1%	26.8	2022	4.8%	30.0	2019	4,1%	26.0
TFA Facility 2 (USD)	Floating	2022	5.4%	115.0	N/A	N/A	-	N/A	N/A	-
ING (USD)	Floating	2024	4.6%	45.8	N/A	N/A	-	N/A	N/A	-
Weighted average effective interest rate			5.1%			4.6%			4.3%
Carrying value				719.1			671.6			767.2

Hereof non-current ²⁾				633.1			595.7			717.5
Hereof current ²⁾				86.0			75.9			49.7

¹⁾ Effective interest rate includes deferred and amortized bank fees.
²⁾ The carrying value of the Group's mortgage debt and bank loans is, due to their short-term nature of fixing of interest, approximate to fair value, and excludes amortized bank fees.